[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2002

- CREDIT SUISSE CASH RESERVE FUND
- CREDIT SUISSE NEW YORK
  TAX EXEMPT FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT IS AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR THE OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For Credit Suisse Cash Reserve Fund, Inc. (the "Fund"), the current yields for the seven-day period ended December 31, 2002 were 1.01% and 0.76% (with waivers and reimbursements) for the Fund's Common Class and Class A shares, respectively.

   The Year 2002 was a challenging time across the broad spectrum of financial assets. Accounting irregularities of Fortune 500 companies, rising anxiety about geopolitical instability in the Middle East and South Asia, and fears of deflation combined to undermine investor trust and erode investor confidence. The prospects for a quick U.S. economic recovery abated, furthermore, which pushed money market yields down to historical lows for two reasons, in our opinion. First, it suggested that interest rates were more likely to fall than rise; and second, it prompted investors to shun relatively risky assets like stocks in favor of the safety of money market funds and other high-quality debt instruments.

   The main driver of our investment strategy over the course of the fiscal year was our general belief that the Federal Reserve Board ("Fed") would choose to reduce nominal short-term interest rates as a means of stimulating economic growth. The Fed ended up doing so, by an unexpectedly aggressive 50 basis points, on November 6.

   We thus adopted a "barbell" approach to the portfolio, in which we concentrated most assets into two maturity categories. One end of the barbell consisted of comparatively longer-term (i.e., up to one year) securities whose yields were correspondingly higher, and the other was the shorter-term paper that typically forms the core of the Fund's holdings. The Fund's average weighted maturity was 34 days at the end of the year.

   Looking ahead, we see conflicting factors that could affect the environment for money market funds. The main potential risks, in our view, are that interest rates and market yields could stay at their currently low levels, which could hurt the attractiveness of cash as an asset class; and that investors could become more tolerant of risky investments and thus shift their assets out of cash and into stocks and other categories.

   On the other hand, there are several important trends at work in the corporate sector -- notably the deleveraging of balance sheets, the movement toward a greater degree of financial disclosure and the adoption of increasingly conservative accounting standards -- that could improve overall creditworthiness and benefit the Fund's investable universe accordingly.

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   With regard to strategy, our barbell approach to the Fund remains intact.
Given the volatility of marketplace conditions, we are also emphasizing higher-quality credits and wide diversification within our allocation to corporate securities.

CREDIT SUISSE ASSET MANAGEMENT, LLC

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)

                                                          SINCE       INCEPTION
                      1 YEAR     5 YEARS    10 YEARS    INCEPTION        DATE
                      ------     -------    --------    ---------     ---------
Common Class           1.25%      4.18%       4.34%       2.65%        04/16/85
Class A                1.01%        --          --        1.03%        11/30/01

----------
(1) Returns assume reinvestment of dividends.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For Credit Suisse New York Tax Exempt Fund, Inc. (the "Fund"), the current yields for the seven-day period ended December 31, 2002 were 0.94% and 0.69% (with waivers and reimbursements) for the Fund's Common Class and Class A shares, respectively.

   The investment backdrop for New York issuers of municipal debt in 2002 was highly challenging. A number of factors combined to shrink the level of tax revenues -- which form the core of municipal inflows -- and threaten many issuers' creditworthiness accordingly. The economic malaise that applied across the U.S. was felt even more acutely in New York, for example. And the downward direction and lower trading volumes of stocks and other securities on Wall Street, moreover, translated into not only falling capital-gains tax revenues, but also large-scale layoffs whose ripple effect spread into retail sales and secondary areas of economic activity throughout the New York City metropolitan area.

   The impact of all of this was most negative on the financial health of New York City which, in turn, is the state's biggest municipality and generator of public revenues. As a result, the projected size and scope of budget deficits for both the city and state increased as the year progressed.

   Given the environment we have described, we managed the portfolio using a "barbell" approach in which we concentrated most assets into two maturity categories. One end of the barbell consisted of comparatively longer-term (i.e., up to one year) securities whose yields were correspondingly higher, and the other was the shorter-term paper that typically forms the core of the Fund's holdings. Our ownership of the longer-term paper meant that the Fund's average weighted maturity rose to 51 days at the end of the year from 39 days on December 31, 2001.

   Looking ahead, we are maintaining a cautious view on the near-term prospects for New York municipal paper. Key risk factors that we currently see include the state's worsening fiscal condition; the possibility that credit ratings may be downgraded for many of the state's more prominent municipalities; the murky interest-rate picture; and the Bush administration's proposal to reduce or eliminate taxes on stock dividends, whose implications for state and local governments' tax bases could prove unfavorable.

   With regard to strategy, our barbell approach to the Fund remains intact. As a defensive measure, we are also emphasizing higher-quality instruments

(E.G., insured or backed by a letter of credit) and trying to avoid issuers whose eventual ratings downgrade appears probable to us.

   NOTE: EFFECTIVE AUGUST 1, 2002, BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION NO LONGER SERVES AS THE FUND'S SUB-INVESTMENT ADVISER. A PORTFOLIO MANAGEMENT TEAM AT CREDIT SUISSE ASSET MANAGEMENT, LLC, THE FUND'S INVESTMENT ADVISER, MAKES THE FUND'S DAY-TO-DAY INVESTMENT DECISIONS.

   THE INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS IS EXCLUDABLE FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

   IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK CITY AND NEW YORK STATE SUFFERED FINANCIAL DIFFICULTIES WHICH COULD ADVERSELY AFFECT THE ABILITY OF NEW YORK MUNICIPAL ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S YIELD OR SHARE PRICE. AS A RESULT, THIS FUND MAY BE RISKIER THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL MONEY MARKET FUND. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THEN THE AMOUNT OF THE FUND'S INCOME THAT IS SUBJECT TO NEW YORK TAXES COULD INCREASE.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)

                                                          SINCE       INCEPTION
                      1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
                      ------     -------    --------    ---------     ---------
Common Class           0.90%       2.43%       2.55%      1.57%       04/18/85
Class A                0.62%         --          --       0.60%       11/30/01

----------
(1) Returns assume reinvestment of dividends.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2002

    PAR                                                           RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%           VALUE
   -----                                                       -------------   --------      -----           -----
ASSET BACKED SECURITIES (35.4%)
AUTO LOAN (0.8%)
  $  1,179  CPS Auto Receivables Trust Series 2002-B,
             Class A                                             (A1+ , P1)    09/15/03      2.000        $  1,178,861
                                                                                                          ------------
FINANCE (17.9%)
     2,000  Amstel Funding Corp.                                 (A1+ , P1)    01/14/03      1.850           1,998,664
     2,000  Amstel Funding Corp.                                 (A1+ , P1)    01/17/03      1.700           1,998,489
     2,007  Amstel Funding Corp.                                 (A1+ , P1)    02/03/03      1.690           2,003,891
     7,000  Ivory Funding Corp.                                  (A1 , P1)     01/07/03      1.840           6,997,853
     3,000  Lexington Parker Capital Corp                        (A1 , NR)     01/08/03      1.350           2,999,212
     3,000  Romulus Funding Corp.                                (A1 , P1)     01/10/03      1.460           2,998,905
     3,000  White Pine Finance LLC                               (A1+ , P1)    01/15/03      1.820           2,997,881
     3,000  White Pine Finance LLC                               (A1+ , P1)    04/01/03      1.370           2,989,725
                                                                                                          ------------
                                                                                                            24,984,620
                                                                                                          ------------
FINANCE -- OTHER (16.7%)
     4,000  Clipper Receivables Corp., (State Street
             Bank LOC)                                           (A1 , NR)     02/05/03      1.350           3,994,750
     5,750  Compass Securitization                               (A1+ , P1)    02/10/03      1.350           5,741,375
     3,000  Hertz Fleet Funding LLC, (JP Morgan Chase
             Bank LOC)                                           (A1 , P1)     02/06/03      1.390           2,995,830
     6,000  Monte Blanc Capital Corp.                           (A-1+ , P1)    02/13/03      1.360           5,990,253
     4,650  Special Purpose Accounts Receivable
             Cooperative Corp.                                   (A1 , P1)     01/14/03      1.360           4,647,717
                                                                                                          ------------
                                                                                                            23,369,925
                                                                                                          ------------
TOTAL ASSET BACKED SECURITIES (Cost  $49,533,406)                                                           49,533,406
                                                                                                          ------------
BANKER'S ACCEPTANCE NOTES (3.6%)
BANKS (3.6%)
     5,000  Svenska Handelsbanken Sg (Cost  $4,989,500)          (A1 , P1)     02/26/03      1.350           4,989,500
                                                                                                          ------------
CERTIFICATES OF DEPOSIT (9.1%)
BANKS (9.1%)
     6,000  ABN Amro North America                               (A1+ , P1)    01/21/03      1.300           5,995,666
     3,000  Lloyds Bank PLC                                      (A1+ , P1)    02/24/03      1.730           3,000,000
     3,695  Westdeutsche Lands                                   (A1+ , P1)    02/26/03      2.330           3,695,000
                                                                                                          ------------
TOTAL CERTIFICATES OF DEPOSIT (Cost  $12,690,666)                                                           12,690,666
                                                                                                          ------------
COMMERCIAL PAPER (21.6%)
BANKS (10.7%)
     4,000  Banque Generale du Luxembourg                        (A1+ , P1)    01/09/03      1.750           3,998,445
     4,000  HBOS Treasury Services PLC                           (A1+ , P1)    01/13/03      1.760           3,997,653
     2,000  HBOS Treasury Services PLC                           (A1+ , P1)    03/27/03      1.310           1,993,814
     5,000  Rabobank Nederland New York                          (A1+ , P1)    02/18/03      1.320           5,000,064
                                                                                                          ------------
                                                                                                            14,989,976
                                                                                                          ------------
FINANCE (10.9%)
     5,000  Morgan Stanley Dean Witter & Co.                     (A1+ , P1)    01/27/03      1.330           5,000,000
     5,000  Shell Finance BV                                     (A1+ , P1)    01/17/03      1.750           4,996,111

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   -----                                                       -------------   --------      -----          -----
COMMERCIAL PAPER (CONTINUED)
FINANCE (CONTINUED)
  $  2,025  Shell Finance BV                                     (A1+ , P1)    06/05/03      1.804       $   2,009,481
     1,000  Sigma Finance, Inc.                                  (A1+ , P1)    05/16/03      1.800             993,250
     2,225  Wells Fargo Financial, Inc.                           (A1 , P1)    02/25/03      1.630           2,219,459
                                                                                                         -------------
                                                                                                            15,218,301
                                                                                                         -------------
TOTAL COMMERCIAL PAPER (Cost  $30,208,277)                                                                  30,208,277
                                                                                                         -------------
MEDIUM TERM NOTES (7.2%)
FINANCE (3.6%)
     4,100  General Electric Capital Corp.                      (AAA , Aaa)    01/22/03      1.419           4,100,117
     1,000  Household Finance Corp.                              (A- , A2)     04/04/03      1.890           1,000,000
                                                                                                         -------------
                                                                                                             5,100,117
                                                                                                         -------------
SECURITIES & ASSET MANAGEMENT (3.6%)
     5,000  Merrill Lynch & Company, Inc.                        (A+ , Aa3)    02/04/03      1.886           5,001,090
                                                                                                         -------------
TOTAL MEDIUM TERM NOTES (Cost  $10,101,207)                                                                 10,101,207
                                                                                                         -------------
MUNICIPAL BONDS (4.5%)
GENERAL OBLIGATION (4.5%)
     1,500  California State Rev Anticipation
             Notes -- Index                                     (SP1 , MIG1)   06/20/03      1.420           1,500,000
     4,725  New York New York City Housing
             Development Corporation                             (NR , NR)     06/01/33      1.400           4,725,000
                                                                                                         -------------
TOTAL MUNICIPAL BONDS (Cost  $6,225,000)                                                                     6,225,000
                                                                                                         -------------
UNITED STATES AGENCY OBLIGATIONS (10.7%)
     3,500  Fannie Mae                                          (AAA , Aaa)    04/15/03      5.750           3,540,402
     2,000  Federal Home Loan Bank                              (AAA , Aaa)    12/19/03      1.600           2,000,000
     5,350  Federal Home Loan Bank Floating Rate Note           (AAA , Aaa)    04/03/03      1.289           5,350,000
     2,000  Federal Home Loan Mortgage                          (AAA , Aaa)    05/15/03      7.375           2,041,648
     2,000  Sallie Mae                                          (AAA , Aaa)    04/25/03      2.700           2,005,786
                                                                                                         -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $ 14,937,836)                                                  14,937,836
                                                                                                         -------------
REPURCHASE AGREEMENT (11.1%)
    15,503  Goldman Sachs Group, Inc. (Agreement
             dated 12/31/02, to be repurchased at
             $15,504,034, collateralized by $5,653,000
             Freddie Mac 5.500% due 9/15/11, $7,600,000
             Federal Home Loan Bank 5.375% due 2/15/06
             and $1,092,000 Federal National Mortgage
             Association 1.210% due 8/11/03. Market Value
             of Collateral is $15,813,166).
             (Cost $15,503,000)                                 (A1+ , Aaa)    01/02/03      1.200          15,503,000
                                                                                                         -------------
TOTAL INVESTMENTS AT VALUE (103.2%) (Cost  $144,188,892)                                                   144,188,892
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.2%)                                                               (4,418,253)
                                                                                                         -------------
NET ASSETS (100.0%)                                                                                      $ 139,770,639
                                                                                                         =============

                Average Weighted Maturity -- 34 days (Unaudited)

----------
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors
  Service, Inc. are unaudited.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2002

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   -----                                                       -------------   --------      -----          -----
MUNICIPAL BONDS (100.0%)
NEW YORK (97.4%)
  $  1,200  Babylon, NY, Industrial Development Agency,
             Revenue Bonds, (D'addario & Co. Inc.,
             Project)(Fleet Bank LOC) VRDN ##                   (NR , VMIG1)   01/01/03      1.600       $  1,200,000
     2,000  Chautauqua County, NY, Industrial Development
             Agency, (Red Wing Co. Project) (Wachovia
             Bank LOC) VRDN ##                                   (NR , Aa3)    01/01/03      1.200          2,000,000
     1,000  Eagle Tax Exempt Trust, Series C8, VRDN ##           (NR , NR)     01/02/03      1.550          1,000,000
     2,000  Farmingdale, NY, Union Free School District,
             General Obligation Unlimited, BAN (St. Aid
             Withholding LOC)                                    (NR , NR)     11/19/03      2.000          2,009,210
     1,000  Lewiston Porter, NY, Central School District,
             General Obligation Unlimited, BAN                   (NR , NR)     06/18/03      2.500          1,003,162
     5,500  Metropolitan Transportation Authority New York,
             (ABN Amro Bank LOC) TECP                            (NR , NR)     02/06/03      1.300          5,500,000
       875  Metropolitan Transportation Authority New York,
             Revenue Bonds, Refunding Series D-1
             (FSA LOC), VRDN ##                                (A-1+ , VMIG1)  01/02/03      1.500            875,000
     2,600  Monroe County, NY, Industrial Development
             Agency, Revenue Bonds, (St. Ann's Home for
             Aged Project) (HSBC Bank USA LOC) VRDN ##          (NR , VMIG1)   01/01/03      1.550          2,600,000
     5,330  New Hartford, NY, Central School District,
             General Obligation Unlimited, BAN                   (NR , NR)     06/27/03      1.750          5,344,917
     1,000  New York State Dormitory Authority, Revenue
             Bonds, Certificates Series D ##                    (A-1+ , NR)    01/02/03      1.520          1,000,000
     3,500  New York State Housing Finance Agency,
             Revenue Bonds, 750 6th Avenue- A- Rmkt
             (Fannie Mae LOC) VRDN ##                           (NR , VMIG1)   01/01/03      1.600          3,500,000
     4,000  New York State Local Government Assistance
             Corp., Revenue Bonds, Series A (Bayerische
             Landesbank and Westdeutsche Landesbank
             LOC), VRDN ##                                     (A-1+ , VMIG1)  01/01/03      1.500          4,000,000
     7,900  New York State Local Government Assistance
             Corp., Revenue Bonds, Series B (Bank of Nova
             Scotia LOC) VRDN ##                               (A-1 , VMIG1)   01/01/03      1.450          7,900,000
     7,450  New York State Local Government Assistance
             Corp., Revenue Bonds,Series C (Landesbank
             Hessen-Thuringen LOC) VRDN ##                     (A-1+ , VMIG1)  01/01/03      1.450          7,450,000
       800  New York State Urban Development Corp.,
             Revenue Bonds, Certificates Series SG 150
             (MBIA-IBC Insurance LOC) VRDN ##                    (NR , NR)     01/02/03      1.570            800,000
     2,000  New York State Urban Development Corp.,
             Revenue Bonds, Series A (Personal Income
             Tax State Facilities)                               (AA , NR)     03/15/03      1.900          2,000,691

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   -----                                                       -------------   --------      -----          -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
  $  3,800  New York State, General Obligation Unlimited,
             Enveronmental Quality-G (Westdeutsche
             Landesbank LOC) ##                                (A-1+ , VMIG1)  10/02/03      1.480       $  3,800,000
     2,000  New York, NY, Municipal Secs Trust Rcpts-Sg
             109, VRDN ##                                       (A-1+ , NR)    01/02/03      1.590          2,000,000
     2,200  New York, NY, City Housing Development Corp.,
             Multifamily Rental, Revenue Bonds, Series A
             (Carnegie Park) (FNMA Insured LOC) VRDN ##         (A-1+ , NR)    01/01/03      1.550          2,200,000
     1,600  New York, NY, City Housing Development Corp.,
             Multifamily Rental, Revenue Bonds, Series A
             (FNMA LOC) VRDN ##                                 (A-1+ , NR)    01/01/03      1.550          1,600,000
     3,000  New York, NY, City Transitional Finance
             Authority, Revenue Bonds, Future Tax Secured
             Series A-2, VRDN ##                               (A-1+ , VMIG1)  01/01/03      1.500          3,000,000
    10,000  New York, NY, City Transitional Finance
             Authority, Revenue Bonds, Series 4, BAN           (SP-1+ , MIG1)  02/26/03      2.500         10,014,678
     3,000  New York, NY, City Transitional Finance
             Authority, Revenue Notes, BAN                     (SP-1+ , MIG1)  11/06/03      2.500          3,021,723
     2,000  New York, NY, General Obligation Umlimited,
             Revenue Anticipation Notes                        (SP-1+ , MIG1)  04/11/03      3.750          2,012,924
     1,200  New York, NY, General Obligation Unlimited,
             Adjusted Subseries A-7 (AMBAC LOC), VRDN ##       (A-1 , VMIG1)   01/02/03      1.550          1,200,000
     5,000  New York, NY, General Obligation Unlimited,
             B2- Subseries B9-RMKT 5/3/99 (Chase
             Manhattan Bank LOC) VRDN ##                       (A-1+ , VMIG1)  01/01/03      1.550          5,000,000
     1,400  New York, NY, General Obligation Unlimited,
             Revenue Anticipation Notes                        (SP-1+ , MIG1)  04/11/03      2.500          1,404,276
     3,130  New York, NY, General Obligation Unlimited,
             Series B, Subseries B8 (Bayerische
             Landesbank LOC) VRDN ##                           (A-1+ , VMIG1)  01/01/03      1.500          3,130,000
     4,000  New York, NY, General Obligation Unlimited,
             Series D (FGIC Insurance LOC) VRDN ##             (A-1+ , VMIG1)  01/01/03      1.600          4,000,000
     2,100  New York, NY, General Obligation Unlimited,
             Series D (FGIC Insured LOC) VRDN ##               (A-1+ , VMIG1)  01/01/03      1.600          2,100,000
     1,060 New York, NY, General Obligation Unlimited,
             Series F-4 (Landesbank Hessen-Thuringen
             LOC) VRDN ##                                      (A-1+ , VMIG1)  01/01/03      1.500          1,060,000
     1,000  New York, NY, General Obligation Unlimited,
             Series H, Subseries H-6 (MBIA LOC) VRDN ##        (A-1+ , VMIG1)  01/01/03      1.450          1,000,000
     2,100  New York, NY, General Obligation Unlimited,
             Subseries A-6 (Helaba LOC) VRDN ##                (A-1+ , VMIG1)  01/01/03      1.550          2,100,000
     2,400  New York, NY, General Obligation Unlimited,
             Subseries A-8 (AMBAC Insurance
             LOC) VRDN ##                                      (A-1+ , VMIG1)  01/01/03      1.500          2,400,000
       800  New York, NY, General Obligation Unlimited,
             Subseries J3 (Morgan Guaranty Trust
             LOC) VRDN ##                                      (A-1+ , VMIG1)  01/01/03      1.550            800,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%          VALUE
   -----                                                       -------------   --------      -----          -----
MUNICIPAL BONDS (CONCLUDED)

NEW YORK (CONCLUDED)
  $  1,800  New York, NY, Housing Development Corp.,
             Revenue Bonds, Multifam-Columbus Apts-A
             (FNMA LOC) VRDN ##                                 (A-1+ , NR)    01/01/03      1.550       $   1,800,000
     1,005  Newfield, NY, Central School District, General
             Obligation Unlimited, Refunding (MBIA LOC)         (AAA , NR)     06/15/03      2.125           1,008,265
     1,000  Poland, NY, Central School District, General
             Obligation Unlimited, BAN                           (NR , NR)     02/14/03      2.250           1,000,651
     2,000  Poughkeepsie City, NY, General Obligation
             Unlimited, Series A, BAN                            (NR , NR)     05/16/03      2.500           2,005,193
     2,000  Sachem Central School District, NY, Holbrook,
             General Obligation Unlimited, BAN                  (NR , MIG1)    07/23/03      2.375           2,009,588
     1,000  Tompkins County, NY, Indistrial Development
             Agency, Revenue Bonds, Civic Facility Series A
             (HSBC Bank LOC) VRDN ##                            (NR , VMIG1)   01/02/03      1.600           1,000,000
     3,995  Triborough Bridge and Tunnel Authority NY,
             Floater- PA 956, VRDN ##                           (A-1+ , NR)    01/02/03      1.620           3,995,000
     1,500  Yonkers, NY, Industrial Development Agency,
             Revenue Bonds, Merlots Series A01, VRDN ##         (NR , VMIG1)   01/01/03      1.640           1,500,000
       375  York, NY, Central School District, General
             Obligation Unlimited, Refunding (FSA LOC)          (AAA , Aaa)    06/15/03      2.000             375,667
                                                                                                         -------------
TOTAL NEW YORK (Cost $114,720,945)                                                                         114,720,945
                                                                                                         -------------
PUERTO RICO (2.6%)
     2,000  Puerto Rico Commonwealth Highway and
             Transportation Authority, Revenue Bonds
             (MBIA-IBC Insurance LOC) VRDN ##                   (A-1+ , NR)    01/02/03      1.520           2,000,000
     1,000  Puerto Rico, Municipal Securities Trust
             Certificates, General Obligation Unlimited,
             Series 2002A-199 (MBIA - IBC Insurance
             LOC) ##                                            (A-1 , NR)     01/01/03      1.450           1,000,000
                                                                                                         -------------
TOTAL PUERTO RICO (Cost $3,000,000)                                                                          3,000,000
                                                                                                         -------------
TOTAL MUNICIPAL BONDS (Cost $117,720,945)                                                                  117,720,945
                                                                                                         -------------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $117,720,945)                                                    117,720,945
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                    34,360
                                                                                                         -------------
NET ASSETS (100.0%)                                                                                      $ 117,755,305
                                                                                                         =============

                Average Weighted Maturity -- 51 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                               NR = Not Rated
                              BAN = Bond Anticipation Note
                             VRDN = Variable Rate Demand Note
                             TECP = Tax Exempt Commercial Paper
                              LOC = Letter of Credit

----------
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. are unaudited.
## The interest rate is as of December 31, 2002 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                          NEW YORK
                                                                   CASH RESERVE FUND   TAX EXEMPT FUND
                                                                   -----------------   ---------------
ASSETS
    Investments at value
       (Cost $128,685,892 and $117,720,945, respectively)            $ 128,685,892      $ 117,720,945
    Repurchase agreement at value (Cost $15,503,000)                    15,503,000                 --
    Cash                                                                       190            695,443
    Receivable for fund shares sold                                      1,459,313            214,811
    Interest receivable                                                    208,761            524,976
    Prepaid expenses                                                        22,625             18,644
                                                                     -------------      -------------
      Total Assets                                                     145,879,781        119,174,819
                                                                     -------------      -------------
LIABILITIES
    Advisory fee payable                                                     9,025             23,495
    Administrative services fee payable                                     26,185             21,016
    Distribution fee payable                                                   356                 24
    Payable for fund shares redeemed                                     5,926,607          1,282,666
    Dividend payable                                                        77,011             67,400
    Directors' fee payable                                                   5,896              5,896
    Other accrued expenses payable                                          64,062             19,017
                                                                     -------------      -------------
      Total Liabilities                                                  6,109,142          1,419,514
                                                                     -------------      -------------
NET ASSETS
    Capital stock, $0.001 par value                                        140,113            117,772
    Paid-in capital                                                    139,972,432        117,641,074
    Distributions in excess of net investment income                       (14,131)                --
    Accumulated net realized loss on investments                          (327,775)            (3,541)
                                                                     -------------      -------------
      Net Assets                                                     $ 139,770,639      $ 117,755,305
                                                                     =============      =============
COMMON SHARES
    Net assets                                                       $ 138,094,974      $ 117,734,194
    Shares outstanding                                                 138,434,955        117,750,854
                                                                     -------------      -------------
    Net asset value, offering price, and redemption price per share  $        1.00      $        1.00
                                                                     =============      =============
A SHARES
    Net assets                                                       $   1,675,665      $      21,111
    Shares outstanding                                                   1,678,207             21,111
                                                                     -------------      -------------
    Net asset value, offering price, and redemption price per share  $        1.00      $        1.00
                                                                     =============      =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                                          NEW YORK
                                                                   CASH RESERVE FUND   TAX EXEMPT FUND
                                                                   -----------------   ----------------
INTEREST INCOME                                                      $   4,016,912      $   2,201,423
                                                                     -------------      -------------
EXPENSES
    Investment advisory fees                                               730,770            372,539
    Sub-Investment advisory fees                                                --            217,558
    Administrative services fees                                           336,325            194,895
    Distribution fees                                                        1,772                 67
    Transfer agent fees                                                    128,795             26,720
    Registration fees                                                       72,321             68,303
    Legal fees                                                              57,739             66,949
    Printing fees                                                           38,353             31,000
    Custodian fees                                                          24,155             17,278
    Audit fees                                                              21,018             13,048
    Directors' fees                                                         17,554             18,596
    Insurance expense                                                       15,141              9,483
    Miscellaneous expense                                                    2,624              5,451
                                                                     -------------      -------------
      Total expenses                                                     1,446,567          1,041,887
    Less:  fees waived                                                    (298,255)          (220,862)
                                                                     -------------      -------------
      Net expenses                                                       1,148,312            821,025
                                                                     -------------      -------------
       Net investment income                                             2,868,600          1,380,398
                                                                     -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS
      Net realized gain (loss) from investments                           (246,467)               155
                                                                     -------------      -------------
      Net increase in net assets resulting from operations           $   2,622,133      $   1,380,553
                                                                     =============      =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                            CASH RESERVE FUND                   NEW YORK TAX EXEMPT FUND
                                                   ----------------------------------     ------------------------------------
                                                    FOR THE YEAR       FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                                        ENDED             ENDED                ENDED                ENDED
                                                    DECEMBER 31,       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                         2002               2001                2002                2001
                                                   --------------    ----------------     ---------------       --------------
FROM OPERATIONS
  Net investment income                            $    2,868,600    $     12,947,638     $     1,380,398       $    3,973,090
  Net realized gain (loss) from investments              (246,467)             43,591                 155               (3,696)
                                                   --------------    ----------------     ---------------       --------------
    Net increase in net assets
      resulting from operations                         2,622,133          12,991,229           1,380,553            3,969,394
                                                   --------------    ----------------     ---------------       --------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class Shares                                (2,875,574)        (12,947,637)         (1,380,232)          (3,973,089)
    Class A Shares                                         (7,157)                 (1)               (166)                  (1)
                                                   --------------    ----------------     ---------------       --------------
    Net decrease in net assets
      resulting from dividends                         (2,882,731)        (12,947,638)         (1,380,398)          (3,973,090)
                                                   --------------    ----------------     ---------------       --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                        763,895,569       1,368,773,474         263,891,050          391,822,502
  Reinvestment of dividends                             1,151,887           8,278,869             243,105            1,927,374
  Net asset value of shares redeemed                 (926,533,330)     (1,419,201,509)       (333,064,869)        (404,604,049)
                                                   --------------    ----------------     ---------------       --------------
    Net decrease in net assets
      from capital share transactions                (161,485,874)        (42,149,166)        (68,930,714)         (10,854,173)
                                                   --------------    ----------------     ---------------       --------------
  Net decrease in net assets                         (161,746,472)        (42,105,575)        (68,930,559)         (10,857,869)
NET ASSETS
    Beginning of year                                 301,517,111         343,622,686         186,685,864          197,543,733
                                                   --------------    ----------------     ---------------       --------------
    End of year                                    $  139,770,639    $    301,517,111     $   117,755,305       $  186,685,864
                                                   ==============    ================     ===============       ==============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME   $      (14,131)   $             --     $            --       $           --
                                                   ==============    ================     ===============       ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                        2002            2001           2000            1999           1998
                                                    -----------     -----------     -----------     ----------     -----------
PER SHARE DATA
  Net asset value, beginning of period              $    1.0000     $    1.0000     $    1.0000     $   1.0000     $    1.0000
                                                    -----------     -----------     -----------     ----------     -----------
INVESTMENT OPERATIONS
  Net investment income                                  0.0125          0.0371          0.0592         0.0464          0.0499
                                                    -----------     -----------     -----------     ----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                  (0.0125)        (0.0371)        (0.0592)       (0.0464)        (0.0499)
                                                    -----------     -----------     -----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                      $    1.0000     $    1.0000     $    1.0000     $   1.0000     $    1.0000
                                                    ===========     ===========     ===========     ==========     ===========
      Total return(1)                                      1.25%           3.77%           6.08%          4.74%           5.12%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   138,095     $   301,516     $   343,623     $  463,971     $   429,978
    Ratio of expenses to average net assets                0.55%           0.55%(2)        0.57%(2)       0.56%(2)        0.56%(2)
    Ratio of net investment income
      to average net assets                                1.38%           3.85%           5.07%          4.66%           5.00%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.14%           0.11%           0.11%          0.12%           0.12%

----------
(1) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Class share's net expense ratio by .00%, .02%, .01%, and .01% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Fund's net operating expense ratio after reflecting these arrangements was .55% each of the years ending December 31, 2001, 2000, 1999, and 1998, respectively. For the year ended December 31, 2002, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                              FOR THE YEAR          FOR THE YEAR
                                                                 ENDED                  ENDED
                                                           DECEMBER 31, 2002      DECEMBER 31,2001(1)
                                                           -----------------      -------------------
PER SHARE DATA
  Net asset value, beginning of period                       $    1.0000              $    1.0000
                                                             -----------              -----------
INVESTMENT OPERATIONS
  Net investment income                                           0.0100                   0.0011
                                                             -----------              -----------
LESS DIVIDENDS
  Dividends from net investment income                           (0.0100)                 (0.0011)
                                                             -----------              -----------
NET ASSET VALUE, END OF PERIOD                               $    1.0000              $    1.0000
                                                             ===========              ===========
      Total return(2)                                               1.01%                    0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $     1,676              $         1
    Ratio of expenses to average net assets                         0.80%                    0.80%(3)
    Ratio of net investment income
      to average net assets                                         1.01%                    1.43%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.19%                    0.37%(3)

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                       2002            2001             2000            1999             1998
                                                    ----------    -------------     -------------     ----------     -----------
PER SHARE DATA
  Net asset value, beginning of period              $   1.0000    $      1.0000     $      1.0000     $   1.0000     $    1.0000
                                                    ----------    -------------     -------------     ----------     -----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0090           0.0202            0.0341         0.0267          0.0287
                                                    ----------    -------------     -------------     ----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0090)         (0.0202)          (0.0341)       (0.0267)        (0.0287)
                                                    ----------    -------------     -------------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                      $   1.0000    $      1.0000     $      1.0000     $   1.0000     $    1.0000
                                                    ==========    =============     =============     ==========     ===========
      Total retur(1)                                      0.90%            2.13%             3.46%          2.70%           2.92%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $  117,734    $     186,685     $     197,544     $  181,842     $   174,743
    Ratio of expenses to average net assets               0.55%            0.55%(2)          0.57%(2)       0.56%(2)        0.55%(2)
    Ratio of net investment income
      to average net assets                               0.92%            2.11%             3.39%          2.68%           2.86%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.08%            0.15%             0.11%          0.13%           0.14%

----------
(1) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Common Class share's net expense ratio by .00%, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Fund's net operating expense ratio after reflecting these arrangements was .55% each of the years ending December 31, 2001, 2000, 1999, and 1998, respectively. For the year ended December 31, 2002, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                              FOR THE YEAR          FOR THE YEAR
                                                                 ENDED                  ENDED
                                                           DECEMBER 31, 2002      DECEMBER 31,2001(1)
                                                           -----------------      -------------------
PER SHARE DATA

  Net asset value, beginning of period                       $    1.0000              $    1.0000
                                                             -----------              -----------
INVESTMENT OPERATIONS
  Net investment income                                           0.0062                   0.0004
                                                             -----------              -----------
LESS DIVIDENDS
  Dividends from net investment income                           (0.0062)                 (0.0004)
                                                             -----------              -----------
NET ASSET VALUE, END OF PERIOD                               $    1.0000              $    1.0000
                                                             ===========              ===========
      Total return(2)                                               0.62%                    0.04%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                   $        21              $         1
    Ratio of expenses to average net assets                         0.80%                    0.80%(3)
    Ratio of net investment income
      to average net assets                                         0.59%                    0.50%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.08%                    0.15%(3)

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Cash Reserve Fund ("Cash Reserve") and the Credit Suisse New York Tax Exempt Fund ("New York Tax Exempt") are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. Cash Reserve and New York Tax Exempt (each, a "Fund" and collectively, the "Funds") were incorporated under the laws of the state of Maryland on November 15, 1984, and October 31, 1984, respectively.

   The investment objective of Cash Reserve is to provide investors with high current income consistent with liquidity and stability of principal. The investment objective of New York Tax Exempt is to provide investors with as high a level of current interest income exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   The Funds offer Common Class and Class A shares. Each class of shares in a Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to them. Common Class shares of the Funds bear no class specific expenses. Class A shares of the Funds bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Funds' Class A shares.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of the Funds are determined as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which has been determined by each Funds Board of Directors to represent the fair value of the Funds investments. Each Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the relevant Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Boards of Directors determine. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) Under normal market conditions, New York Tax Exempt Fund invests at least 80% of net assets, plus any borrowings for investment purposes in New York Municipal Securities. Accordingly, this Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from the Funds at an annual rate of .35% and .25% of the average daily net assets for Cash Reserve and New York Tax Exempt, respectively.

   For the year ended December 31, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                 GROSS                                   NET
   FUND                      ADVISORY FEE          WAIVER           ADVISORY FEE
   ----                      ------------          ------           ------------
   Cash Reserve               $ 730,770          $ 298,255          $ 432,515
   New York Tax Exempt          372,539            117,605            254,934

   BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Financial Services Group, served as New York Tax Exempt's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC was entitled to receive a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of the Fund's average daily net assets. For the year ended December 31, 2002, sub-investment advisory fees and co-administrative services fees (including out-of-pocket expenses) earned and voluntarily waived were $217,558 and $103,257, respectively. Effective August 1, 2002, BIMC no longer serves as sub-investment adviser to the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002 the Boards of Directors adopted a resolution to approve a Co-Administration Agreement between the Funds and SSB replacing PFPC, Inc. ("PFPC") effective May 1, 2002 for Cash Reserve and August 1, 2002 for New York Tax Exempt.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Cash Reserve                                  $ 208,791
           New York Tax Exempt                             149,263

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $500 Million                    .07% of average daily net assets
           Next $1 billion                       .06% of average daily net assets
           Over $1.5 billion                     .05% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, co-administrative services fees earned by PFPC (including out of pocket expenses) for Cash Reserve were $68,655.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                      .050% of average daily net assets
           Next $5 billion                       .035% of average daily net assets
           Over $10 billion                      .020% of average daily net assets

   For the period May 1, 2002 through December 31, 2002, co-administrative services fees earned by SSB (including out of pocket expenses) for Cash Reserve were $58,879. For the period August 1, 2002 through December 31, 2002, co-administrative services fees earned by SSB (including out of pocket expenses) for New York Tax Exempt were $45,632.

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares of each of the Funds. CSAMSI may use this fee to compensate service organizations for distribution services. For the year ended December 31, 2002, distribution fees paid to CSAMSI were as follows:

   FUND                                 CLASS            DISTRIBUTION FEE
   ----                                 -----            ----------------
   Cash Reserve                        Class A               $ 1,772
   New York Tax Exempt                 Class A                    67

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid by the Funds as follows:

            FUND                                           AMOUNT
            ----                                           ------
            Cash Reserve                                 $ 18,163
            New York Tax Exempt                            17,148

NOTE 3. CAPITAL SHARE TRANSACTIONS

   New York Tax Exempt is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as Common Class shares and one billion shares are designated as Class A shares. Cash Reserve is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Class B and Class C shares are not currently offered. Transactions in shares of each Fund were as follows:

                                                               CASH RESERVE
                                ------------------------------------------------------------------------
                                                               COMMON CLASS
                                ------------------------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           DECEMBER 31, 2002              DECEMBER 31, 2001
                                ----------------------------------    ----------------------------------
                                     SHARES              VALUE            SHARES               VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                         761,897,915    $   761,897,915      1,368,772,474    $ 1,368,772,474
Shares issued in reinvestment
  of dividends                        1,144,952          1,144,952          8,278,869          8,278,869
Shares redeemed                    (926,205,948)      (926,205,948)    (1,419,201,509)    (1,419,201,509)
                                ---------------    ---------------    ---------------    ---------------
Net decrease                       (163,163,081)   $  (163,163,081)       (42,150,166)   $   (42,150,166)
                                ===============    ===============    ===============    ===============

                                                                 CLASS A
                                ------------------------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           DECEMBER 31, 2002              DECEMBER 31, 2001
                                ----------------------------------    ----------------------------------
                                     SHARES              VALUE            SHARES               VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                           1,997,654    $     1,997,654              1,000    $         1,000
Shares issued in reinvestment
  of dividends                            6,935              6,935                 --                 --
Shares redeemed                        (327,382)          (327,382)                --                 --
                                ---------------    ---------------    ---------------    ---------------
Net increase                          1,677,207    $     1,677,207              1,000    $         1,000
                                ===============    ===============    ===============    ===============

                                                           NEW YORK TAX EXEMPT
                                ------------------------------------------------------------------------
                                                               COMMON CLASS
                                ------------------------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           DECEMBER 31, 2002              DECEMBER 31, 2001
                                ----------------------------------    ----------------------------------
                                     SHARES              VALUE            SHARES               VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                         262,836,050    $   262,836,050        391,821,502    $   391,821,502
Shares issued in reinvestment
  of dividends                          242,994            242,994          1,927,374          1,927,374
Shares redeemed                    (332,029,869)      (332,029,869)      (404,604,049)      (404,604,049)
                                ---------------    ---------------    ---------------    ---------------
Net decrease                        (68,950,825)   $   (68,950,825)       (10,855,173)   $   (10,855,173)
                                ===============    ===============    ===============    ===============

                                                                 CLASS A
                                ------------------------------------------------------------------------
                                          FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                           DECEMBER 31, 2002              DECEMBER 31, 2001
                                ----------------------------------    ----------------------------------
                                     SHARES              VALUE            SHARES               VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                           1,055,000    $     1,055,000              1,000    $         1,000
Shares issued in reinvestment
  of dividends                              111                111                 --                 --
Shares redeemed                      (1,035,000)        (1,035,000)                --                 --
                                ---------------    ---------------    ---------------    ---------------
Net increase                             20,111    $        20,111              1,000    $         1,000
                                ===============    ===============    ===============    ===============

   On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

                                      NUMBER OF               APPROXIMATE PERCENTAGE
                                    SHAREHOLDERS              OF OUTSTANDING SHARES
                                    ------------              ----------------------
Cash Reserve
  Common                                   3                           60%
  Class A                                  2                           38%
New York Tax Exempt
  Common                                   2                           93%
  Class A                                  1                           95%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the periods ended December 31, 2002 and 2001, respectively, for the Funds were as follows:

   FUND                            ORDINARY INCOME             TAX EXEMPT INCOME
   ----                      -------------------------   -------------------------
                                 2002         2001          2002          2001
                             -----------  ------------   -----------   -----------
   Cash Reserve              $ 2,882,731  $ 12,947,638   $        --   $        --
   New York Tax Exempt                --            --     1,380,398     3,973,090

   At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                             NEW YORK TAX
                                                        CASH RESERVE             EXEMPT
                                                        ------------         ------------
        Distribution in excess of ordinary income        $  (14,131)          $     --
        Accumulated realized loss                          (327,775)            (3,541)
                                                         ----------           ------
                                                         $ (341,906)          $ (3,541)
                                                         ==========           ========

   At December 31, 2002, the Funds had capital loss carryovers available to offset possible future capital gains as follows:

                                             EXPIRES DECEMBER 31,
                              -----------------------------------------------
   FUND                         2006              2009                 2010
   ----                       --------           -------            ---------
   Cash Reserve               $ 81,308           $    --            $ 246,467
   New York Tax Exempt              --             3,541                   --

   The New York Tax Exempt Fund utilized net capital loss carryforward of $155 during 2002.

   At December 31, 2002, the identified cost for federal income tax purposes were as follows:

              FUND                              IDENTIFIED COST
              ----                              ---------------
              Cash Reserve                       $ 144,188,892
              New York Tax Exempt                  117,720,945

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Cash Reserve Fund, Inc. and
Credit Suisse New York Tax Exempt Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. and Credit Suisse New York Tax Exempt Fund, Inc. (the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

                                                     TERM                                   NUMBER OF
                                                     OF OFFICE(1)                           PORTFOLIOS IN
                                                     AND                                    FUND
                                    POSITION(S)      LENGTH        PRINCIPAL                COMPLEX          OTHER
                                    HELD WITH        OF TIME       OCCUPATION(S) DURING     OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUND             SERVED        PAST FIVE YEARS          DIRECTOR         HELD BY DIRECTOR
---------------------               ------------     ------------  --------------------     -------------    ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                  Director and     Since 1999    Currently retired;       54               None
c/o Credit Suisse Asset             Audit                          Executive Vice
Management, LLC.                    Committee                      President and Chief
466 Lexington Avenue                Member                         Financial Officer of
New York, New York                                                 Pan Am Corporation
10017-3140                                                         and Pan American
                                                                   World Airways, Inc.
Age: 70                                                            from 1988 to 1991

Jack W. Fritz                       Director and     Since Fund    Private investor;        53               Director of Advo, Inc.
2425 North Fish Creek Road          Audit            Inception     Consultant and                            (direct mail
P.O. Box 1287                       Committee                      Director of Fritz                         advertising)
Wilson, Wyoming 83014               Member                         Broadcasting, Inc.
                                                                   and Fritz
Age: 75                                                            Communications
                                                                   (developers and
                                                                   operators of radio
                                                                   stations) since 1987

Jeffrey E. Garten                   Director and     Since 1998(2) Dean of Yale School      53               Director of Aetna,
Box 208200                          Audit                          of Management and                         Inc.; Director of
New Haven, Connecticut              Committee                      William S. Beinecke                       Calpine Energy
06520-8200                          Member                         Professor in the                          Corporation; Director
                                                                   Practice of                               of CarMax Group (used
Age: 56                                                            International Trade                       car dealers)
                                                                   and Finance;
                                                                   Undersecretary of
                                                                   Commerce for
                                                                   International Trade
                                                                   from November 1993 to
                                                                   October 1995;
                                                                   Professor at Columbia
                                                                   University from
                                                                   September 1992 to
                                                                   November 1993

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                     TERM                                   NUMBER OF
                                                     OF OFFICE(1)                           PORTFOLIOS IN
                                                     AND                                    FUND
                                   POSITION(S)       LENGTH        PRINCIPAL                COMPLEX          OTHER
                                   HELD WITH         OF TIME       OCCUPATION(S) DURING     OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE              FUND              SERVED        PAST FIVE YEARS          DIRECTOR         HELD BY DIRECTOR
---------------------              ------------      ------------  --------------------     -------------    ----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                     Director and      Since 2001    Dean Emeritus and        53               Member of the Board of
301 ICC                            Audit                           Distinguished                             The Carlisle Companies
Georgetown University              Committee                       Professor of                              Inc.; Member of
Washington, DC 20057               Member                          International Affairs                     Selection Committee
                                                                   at the Edmund A.                          for Truman Scholars
Age: 65                                                            Walsh School of                           and Henry Luce
                                                                   Foreign Service,                          Scholars; Senior
                                                                   Georgetown                                Associate of
                                                                   University; Moderator                     Center for
                                                                   of PBS foreign                            Strategic and
                                                                   affairs television                        International
                                                                   series                                    Studies; Director
                                                                                                             of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.               Director and      Since 1999    Currently retired;       55               Director of Education
c/o Credit Suisse Asset            Audit                           President and Chief                       Management Corp.
Management, LLC.                   Committee                       Operating Officer of
466 Lexington Avenue               Member                          National InterGroup,
New York, New York                                                 Inc. (holding
10017-3140                                                         company) from April
                                                                   1989 to March 1991;
Age: 71                                                            Chairman of Permian
                                                                   Oil Co. from April
                                                                   1989 to March 1991

                                                     TERM                                   NUMBER OF
                                                     OF OFFICE(1)                           PORTFOLIOS IN
                                                     AND                                    FUND
                                   POSITION(S)       LENGTH        PRINCIPAL                COMPLEX          OTHER
                                   HELD WITH         OF TIME       OCCUPATION(S) DURING     OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE              FUND              SERVED        PAST FIVE YEARS          DIRECTOR         HELD BY DIRECTOR
---------------------              ------------      ------------  --------------------     -------------    ----------------
INDEPENDENT DIRECTORS--(CONCLUDED)

Steven N. Rappaport                Director and      Since 1999    Partner of Lehigh         54              None
Lehigh Court, LLC                  Audit                           Court, LLC since July
40 East 52nd Street                Committee                       2002; President of
New York, New York                 Chairman                        SunGard Securities
10022                                                              Finance, Inc. from
                                                                   2001 to July 2002;
Age: 54                                                            President of Loanet,
                                                                   Inc. (on-line
                                                                   accounting service)
                                                                   from 1995 to 2001;
                                                                   Director, President,
                                                                   North American
                                                                   Operations, and former
                                                                   Executive Vice
                                                                   President from 1992 to
                                                                   1993 of Worldwide
                                                                   Operations of
                                                                   Metallurg Inc.
                                                                   (manufacturer of
                                                                   specialty metals and
                                                                   alloys); Executive
                                                                   Vice President,
                                                                   Telerate, Inc.
                                                                   (provider of real-time
                                                                   information to the
                                                                   capital markets) from
                                                                   1987 to 1992; Partner
                                                                   in the law firm of
                                                                   Hartman & Craven until
                                                                   1987

INTERESTED DIRECTOR

William W. Priest(3)               Director          Since 1999    Co-managing Partner,      60              None
Steinberg Priest & Sloane                                          Steinberg Priest &
Capital Management                                                 Sloane Capital
12 East 49th Street                                                Management since March
12th Floor                                                         2001; Chairman and
New York, New York                                                 Managing Director of
10017                                                              CSAM from 2000 to
                                                                   February 2001, Chief
Age: 61                                                            Executive Officer and
                                                                   Managing Director of
                                                                   CSAM from 1990 to 2000

----------
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provides consulting services to CSAM.

                                              TERM
                                              OF
                                              OFFICE(1)
                                              AND
                              POSITION(S)     LENGTH
                              HELD WITH       OF TIME
NAME, ADDRESS AND AGE         FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------      -------    ----------------------------------------------
OFFICERS

Laurence R. Smith             Chairman        Since      Managing Director and Global Chief Investment
Credit Suisse Asset                           2002       Officer of CSAM; Associated with JP Morgan
Management, LLC                                          Investment Management from 1981 to 1999; Officer
466 Lexington Avenue                                     of other Credit Suisse Funds
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.              Vice            Since      Managing Director and Global General Counsel of
Credit Suisse Asset           President       1999       CSAM; Associated with Lehman Brothers, Inc. from
Management, LLC               and Secretary              1996 to 1997; Associated with CSAM from 1995 to
466 Lexington Avenue                                     1996; Associated with CS First Boston Investment
New York, New York                                       Management from 1994 to 1995; Associated with
10017-3140                                               Division of Enforcement, U.S. Securities and
                                                         Exchange Commission from 1991 to 1994; Officer
Age: 38                                                  of other Credit Suisse Funds

Michael A. Pignataro          Treasurer       Since      Director and Director of Fund Administration of
Credit Suisse Asset           and Chief       1999       CSAM; Associated with CSAM since 1984; Officer
Management, LLC               Financial                  of other Credit Suisse Funds
466 Lexington Avenue          Officer
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.     Assistant       Since      Director and Deputy General Counsel; Associated
Credit Suisse Asset           Secretary       2000       with CSAM since January 2000; Associated with
Management, LLC                                          the law firm of Swidler Berlin Shereff Friedman
466 Lexington Avenue                                     LLP from 1996 to 2000; Officer of other Credit
New York, New York                                       Suisse Funds
10017-3140

Age: 36

                                              TERM
                                              OF
                                              OFFICE(1)
                                              AND
                              POSITION(S)     LENGTH
                              HELD WITH       OF TIME
NAME, ADDRESS AND AGE         FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------      -------    ----------------------------------------------
OFFICERS--(CONCLUDED)

Kimiko T. Fields, Esq.        Assistant       Since      Vice President and Legal Counsel; Associated
Credit Suisse Asset           Secretary       2002       with CSAM since January 1998; Officer of other
Management, LLC                                          Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

Rocco A. Del Guercio          Assistant       Since      Vice President and Administrative Officer of
Credit Suisse Asset           Treasurer       1999       CSAM; Associated with CSAM since June 1996;
Management, LLC                                          Assistant Treasurer, Bankers Trust Co. -- Fund
466 Lexington Avenue                                     Administration from March 1994 to June 1996;
New York, New York                                       Mutual Fund Accounting Supervisor, Dreyfus
10017-3140                                               Corporation from April 1987 to March 1994;
                                                         Officer of other Credit Suisse Funds
Age: 39

Joseph Parascondola           Assistant       Since      Assistant Vice President -- Fund Administration
Credit Suisse Asset           Treasurer       2000       of CSAM since April 2000; Assistant Vice
Management, LLC                                          President, Deutsche Asset Management from
466 Lexington Avenue                                     January 1999 to April 2000; Assistant Vice
New York, New York                                       President, Weiss, Peck & Greer LLC from
10017-3140                                               November 1995 to December 1998; Officer of
                                                         other Credit Suisse Funds
Age: 39

Robert M. Rizza               Assistant       Since      Assistant Vice President of CSAM since January
Credit Suisse Asset           Treasurer       2002       2001; Administrative Officer of CSAM from March
Management, LLC                                          1998 to December 2000; Assistant Treasurer of
466 Lexington Avenue                                     Bankers Trust Co. from April 1994 to March
New York, New York                                       1998; Officer of other Credit Suisse Funds
10017-3140

Age: 37

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2002

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended December 31, 2002, (the end of the fiscal year), 100% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2003, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2002. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com   [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMMF-2-1202